RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - By segment (Details) - COP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others
Disclosure of financial assets [line items]
Financial assets	1,294,831	1,293,424
Other accounts receivable, general approach, other accounts receivables related to contributions [member]
Disclosure of financial assets [line items]
Financial assets	153,917	150,972
Other accounts receivable, general approach, other accounts receivables related to gas [member]
Disclosure of financial assets [line items]
Financial assets	810,047	763,476
Other accounts receivable, general approach, other accounts receivables related to energy services [member]
Disclosure of financial assets [line items]
Financial assets	163,284	166,783
Other accounts receivable, general approach, other accounts receivables related to others [member]
Disclosure of financial assets [line items]
Financial assets	167,583	212,193
12-month expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others
Disclosure of financial assets [line items]
Financial assets	1,051,546	965,745
12-month expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to contributions [member]
Disclosure of financial assets [line items]
Financial assets	153,917	150,972
12-month expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to gas [member]
Disclosure of financial assets [line items]
Financial assets	656,962	527,230
12-month expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to energy services [member]
Disclosure of financial assets [line items]
Financial assets	73,084	75,350
12-month expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to others [member]
Disclosure of financial assets [line items]
Financial assets	167,583	212,193
Lifetime expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	83,952	151,179
Lifetime expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	159,333	176,500
Lifetime expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	80,326	144,339
Lifetime expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to gas [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	72,759	91,907
Lifetime expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	3,626	6,840
Lifetime expected credit losses [member] | Other accounts receivable, general approach, other accounts receivables related to energy services [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	$ 86,574	$ 84,593